Other intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Other intangible assets

10.	Other intangible assets

	Capitalized development expenditures	Patents, concessions and licenses	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2022	€28,965	€802	€3,814	€33,581
Additions	3,589	88	535	4,212
Divestitures	(54)	(6)	(225)	(285)
Change in scope of consolidation	—	31	11	42
Translation differences and other changes	481	1	164	646
At December 31, 2022	32,981	916	4,299	38,196
Additions	4,352	98	270	4,720
Divestitures	(49)	(13)	(334)	(396)
Change in scope of consolidation	5	6	29	40
Translation differences and other changes	(503)	—	(26)	(529)
At December 31, 2023	36,786	1,007	4,238	42,031
Accumulated amortization and impairment losses at January 1, 2022	15,320	459	1,167	16,946
Amortization	1,893	95	166	2,154
Impairment losses and asset write-offs(1)	67	—	6	73
Divestitures	(57)	(3)	(10)	(70)
Change in scope of consolidation	—	(1)	1	—
Translation differences and other changes	54	1	32	87
At December 31, 2022	17,277	551	1,362	19,190
Amortization	2,193	92	200	2,485
Impairment losses and asset write-offs	122	—	—	122
Divestitures	(38)	(11)	(3)	(52)
Change in scope of consolidation	5	5	17	27
Translation differences and other changes	(348)	(3)	(15)	(366)
At December 31, 2023	19,211	634	1,561	21,406
Carrying amount at December 31, 2022	€15,704	€365	€2,937	€19,006
Carrying amount at December 31, 2023	€17,575	€373	€2,677	€20,625
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(1) The €67 million reported for the year ended December 31, 2022 includes €10 million impairment and write-off of Capitalized development expenditure relating to Equity method investments which are reported in Share of the profit/(loss) of equity method investees within the Consolidated Income Statement
Capitalized development expenditures included both internal and external costs that were directly attributable to the internal product development process, primarily consisting of material costs and personnel related expenses relating to engineering, design and development focused on content enhancement of existing vehicles, new models and propulsion system programs.
In 2023, €122 million of impairment losses and asset write-offs were recognized, refer to Note 2, Basis of preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for additional information on the impairment losses and asset write-offs recognized.
In 2022, €73 million of impairment losses and asset write-offs were recognized.
At December 31, 2023, translation differences primarily related to strengthening of the Euro compared to the U.S.
Dollar. At December 31, 2022, translation differences primarily related to the appreciation of the U.S. Dollar and Brazilian
Real to Euro.
Amortization of capitalized development expenditures was recognized within Research and development costs within the Consolidated Income Statement, as described in Note 5, Research and development costs. Amortization of patents, concessions, licenses and other intangibles are recognized within Cost of revenues and Selling, general and other costs.
At December 31, 2023 and 2022, the Company had contractual commitments for the purchase of intangible assets amounting to €133 million and €141 million, respectively.